TRADE ACCOUNTS RECEIVABLE - Changes in expected credit losses (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Changes in allowance for doubtful accounts
Beginning balance	R$ (41,996)	R$ (37,179)
Business combination		(5,947)
Addition	(10,250)	(18,650)
Reversal	187	6,364
Write-off	2,117	13,383
Exchange rate variation	(2,450)	33
Ending balance	R$ (52,392)	R$ (41,996)